Shareholder Fees {- Fidelity New York Municipal Income Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity New York Municipal Income Fund Retail PRO-08 | Fidelity New York Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none